Derivative Financial Instruments - Summary of Maturity Dates of Net-settled Derivative Financial Instruments (Details) - Net settled - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inflow
Disclosure of derivative financial instruments
Assets Inflow	£ 338	£ 329
Outflow
Disclosure of derivative financial instruments
Liabilities Outflow	302	469
Interest Rate Swaps | Within One Year | Inflow
Disclosure of derivative financial instruments
Assets Inflow	296	44
Interest Rate Swaps | Within One Year | Outflow
Disclosure of derivative financial instruments
Liabilities Outflow	263	44
Interest Rate Swaps | Between One and Two Years | Inflow
Disclosure of derivative financial instruments
Assets Inflow	26	25
Interest Rate Swaps | Between One and Two Years | Outflow
Disclosure of derivative financial instruments
Liabilities Outflow	21	39
Interest Rate Swaps | Between Two and Three Years | Inflow
Disclosure of derivative financial instruments
Assets Inflow	16	25
Interest Rate Swaps | Between Two and Three Years | Outflow
Disclosure of derivative financial instruments
Liabilities Outflow	£ 18	39
Interest Rate Swaps | Between Three and Four Years | Inflow
Disclosure of derivative financial instruments
Assets Inflow		10
Interest Rate Swaps | Between Three and Four Years | Outflow
Disclosure of derivative financial instruments
Liabilities Outflow		21
Interest Rate Swaps | Between Four and Five Years | Inflow
Disclosure of derivative financial instruments
Assets Inflow		43
Interest Rate Swaps | Between Four and Five Years | Outflow
Disclosure of derivative financial instruments
Liabilities Outflow		63
Interest Rate Swaps | Beyond Five Years | Inflow
Disclosure of derivative financial instruments
Assets Inflow		182
Interest Rate Swaps | Beyond Five Years | Outflow
Disclosure of derivative financial instruments
Liabilities Outflow		£ 263